Condensed Financial Information of the Parent Company - Schedule of Consolidated Financial Statements (Details) - USD ($)	6 Months Ended			12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019	Sep. 30, 2019		Sep. 30, 2018
Condensed Financial Information Disclosure [Abstract]
Investment in subsidiaries and VIE	$ 8,405,375			$ 6,838,351		$ 4,546,445
Total assets	21,483,732			19,560,412		16,644,916
LIABILITIES	12,593,423			12,297,066		12,098,471
COMMITMENTS AND CONTINGENCIES
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 5,166,667 shares issued and outstanding as of September 30, 2019 and 2018, respectively	517	[1]		517	[2]	517	[2]
Additional paid-in capital	5,040,156			5,040,156		5,040,156
Retained earnings	3,901,690			2,368,512		52,118
Accumulated other comprehensive loss	(794,397)			(828,243)		(546,346)
Total Bon Natural Life Limited shareholders' equity	8,405,375			6,838,351		4,546,445
Total liabilities and Bon Natural Life Limited shareholders' equity	21,483,732			19,560,412		16,644,916
EQUITY IN EARNINGS OF SUBSIDIARIES AND VIE	1,533,178		$ 868,015	2,573,803		223,376
NET INCOME	1,533,178		868,015	2,573,803		223,376
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	32,468		132,283	(281,699)		(149,647)
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	59,939		(5,147)	(10,969)
Net income	1,533,178		868,015	2,573,803		223,376
Equity in earnings of subsidiary and VIEs	(1,533,178)		(868,015)	(2,573,803)		(223,376)
Net cash used in operating activities	547,160		4,164,113	7,104,822		273,897
CHANGES IN CASH AND RESTRICTED CASH
CASH AND RESTRICTED CASH, beginning
CASH AND RESTRICTED CASH, end

[1]	Retrospectively restated for effect of 1-for-3 shares reverse split, see Note 14.
[2]	Retrospectively restated for effect of 1-for-3 shares reverse split.